Note 4 - Investment Securities - Amortized Cost and Fair Value of Investment Securities by Contractual Maturity (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Due In One Year or Less, amortized cost	$ 354,440
Due In One Year or Less, fair value	353,794
Due After One Year Through Five Years, amortized cost	4,294,198
Due After One Year Through Five Years, fair value	4,237,813
Due After Five Years Through Ten Years, amortized cost	1,133,881
Due After Five Years Through Ten Years, fair value	1,150,770
Due After Ten Years, amortized cost	1,152,511
Due After Ten Years, fair value	1,118,617
Amortized cost with single maturity date	6,935,030
Fair value with single maturity date	6,860,994
Mortgage-Backed Securities, amortized cost	356,498,339
Mortgage-Backed Securities, fair value	346,205,172
Amortized cost	363,433,369	$ 362,464,561
Fair Value	$ 353,066,166	$ 354,246,904